Fees Summary	Feb. 19, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 809,700,000.00
Previously Paid Amount	0.00
Total Fee Amount	111,819.57
Total Offset Amount	0.00
Net Fee	$ 111,819.57
Narrative - Max Aggregate Offering Amount | shares	600,000,000
Final Prospectus	true